Shareholders' Deficit (Details) - Schedule of basic and diluted earnings (loss) per share - USD ($)		12 Months Ended
	Apr. 10, 2023	Dec. 31, 2023	Dec. 31, 2022
Class A Ordinary Shares [Member]
Denominator
Weighted average common shares outstanding – basic		30,958,500	34,500,000
Basic net (loss) per share		$ 0.32	$ 0.33
Diluted net (loss) per share		$ 0.32	$ 0.33
Class B Ordinary Shares [Member]
Denominator
Weighted average common shares outstanding – basic		8,625,000	8,625,000
Basic net (loss) per share		$ 0.32	$ 0.33
Diluted net (loss) per share		$ 0.32	$ 0.33
One Energy Enterprises Inc [Member]
Common stock equivalents:
Convertible debt	33,526
Stock options		$ 3,611,935
Series A Preferred Stock PIK Dividend		176,545
One Energy Enterprises Inc [Member] | Class A Ordinary Shares [Member]
Numerator
Allocation of undistributed (losses)		$ (10,152,148)	$ (9,497,987)
Denominator
Weighted average shares outstanding		240,787	211,400
Weighted average warrants with nominal strike price outstanding		7,931	7,208
Weighted average common shares outstanding – basic		248,719	218,608
Basic net (loss) per share		$ (40.82)	$ (43.45)
Diluted net (loss) per share		$ (40.82)	$ (43.45)
Common stock equivalents:
Convertible debt	5,961	0	33,526
Class B conversion		150,700	150,700
Stock options		$ 36,680	$ 0
Series A Preferred Stock		46,935	0
Series A Preferred Stock PIK Dividend		1,468	0
One Energy Enterprises Inc [Member] | Class B Ordinary Shares [Member]
Numerator
Allocation of undistributed (losses)		$ (6,151,242)	$ (6,547,549)
Denominator
Weighted average shares outstanding		150,700	150,700
Weighted average warrants with nominal strike price outstanding		0	0
Weighted average common shares outstanding – basic		150,700	150,700
Basic net (loss) per share		$ (40.82)	$ (43.45)
Diluted net (loss) per share		$ (40.82)	$ (43.45)
Common stock equivalents:
Convertible debt		0	0
Class B conversion		0	0
Stock options		$ 0	$ 0
Series A Preferred Stock		0	0
Series A Preferred Stock PIK Dividend		$ 0	$ 0